Leases - Summary of Leases Assets About Right-Of-Use Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Right Of Used Assets [Roll Forward]
Beginning balance	$ 119,802
Adjustments for indexed leases	4,590
New leases	20,647
Cancelled leases	(32)
Depreciation	(6,245)	$ (3,742)
Translation difference	(652)
Ending balance	$ 138,110